Provisions - Additional Information (Detail) - GBP (£)		3 Months Ended	12 Months Ended
	Apr. 25, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 24, 2017
Disclosure of other provisions [line items]
Provisions			£ 558,000,000	£ 700,000,000	£ 870,000,000
Additional provision charge			385,000,000	397,000,000	762,000,000
Provisions for other liabilities and charges		£ 35,000,000	393,000,000	397,000,000	762,000,000
Reduction in amount that FSCS owes to HM Treasury	£ 4,700,000,000					£ 15,700,000,000
Purchase of securities issued by UK Asset Resolution	£ 1,500,000,000
PPI [member]
Disclosure of other provisions [line items]
Provisions			356,000,000	457,000,000	465,000,000
Additional provision charge			109,000,000	144,000,000
Specific Portfolio [member]
Disclosure of other provisions [line items]
Additional provision charge				30,000,000
Wealth and Investment [member]
Disclosure of other provisions [line items]
Provisions			3,000,000	22,000,000	146,000,000
Regulatory Related | Financial Services Compensation Scheme [member]
Disclosure of other provisions [line items]
Regulatory costs related to Financial Services Compensation Scheme (FSCS)			1,000,000	34,000,000	76,000,000
Effect of adjustments related to Financial Services Compensation Scheme (FSCS)			12,000,000
Regulatory Related Uk Bank Levy [member]
Disclosure of other provisions [line items]
Provisions			£ 44,000,000	£ 60,000,000
Bank levy rate			0.17%	0.18%
Non taxable limit of chargeable equity and liabilities				£ 20,000,000,000
Cost of UK Bank Levy Incurred			£ 92,000,000	107,000,000	£ 101,000,000
Amount paid as UK Bank Levy			£ 109,000,000	101,000,000
Regulatory Related Uk Bank Levy [member] | Top of Range [member]
Disclosure of other provisions [line items]
UK Bank Levy			0.21%
Regulatory Related Uk Bank Levy [member] | Bottom of Range [member]
Disclosure of other provisions [line items]
UK Bank Levy			0.10%
Provision for Past Business Review [member]
Disclosure of other provisions [line items]
Additional provision charge				32,000,000
August 2016 FCA Papers [member]
Disclosure of other provisions [line items]
Additional provision charge				£ 114,000,000